Taxes (Details) - Schedule of Components of Deferred Tax Assets and Liabilities - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Components of Deferred Tax Assets and Liabilities [Abstract]
Provision for doubtful debt	$ 30,107	$ 110,374
Tax loss carry forwards	113,045	70,341
Operating lease liabilities	120,111	133,489
Total deferred tax assets	263,263	314,204
Less: Valuation allowance	(136,237)	(162,974)
Total deferred tax assets, net of valuation allowance	127,026	151,230
Right of use assets	127,026	151,230
Total deferred tax liabilities	127,026	151,230
Total deferred tax assets, net